Commitments and Contingent Liabilities - Schedule of Off-Balance Sheet Contractual Obligations (Details) $ in Thousands	Jun. 30, 2025 CAD ($)
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	$ 764,997
Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	18,622
Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	646,047
Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	100,328
2025 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	653,410
2025 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	785
2025 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	634,480
2025 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	18,145
2026 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	18,961
2026 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,312
2026 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	5,443
2026 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	12,206
2027 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	16,938
2027 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,209
2027 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	6,124
2027 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	9,605
2028 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	11,364
2028 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,209
2028 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
2028 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	10,155
2029 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	12,098
2029 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,209
2029 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
2029 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	10,889
Thereafter [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	52,226
Thereafter [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	12,898
Thereafter [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
Thereafter [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	$ 39,328